INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consisted of the following at December 31, 2024 and 2023:

	December 31,
	2024	2023
Finished goods	$3,635	$68,399
Raw materials	665	56,803
Total inventories	4,300	125,202
Less reserve for obsolescence	-	(62,000)
Total inventories, net	$4,300	$63,202